Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Federal corporate income tax rate (in percent)	17.29%	20.19%	18.21%
Federal corporate income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%
Benefit from investment tax credit	$ 100	$ 30
Tax benefit to be generated over the life of the project	300
Current tax expense (benefit)	4,457	5,981	$ 4,268
Securities	$ 9,714	0
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Current tax expense (benefit)		4,000
Write-off of Investment
Tax Credit Carryforward [Line Items]
Current tax expense (benefit)		$ 3,700